Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share
Schedule of computation of earnings per share

	For the Year Ended December 31,
	2023	2024	2025
Numerator:
Net loss	(20,719,753)	(22,401,709)	(14,942,601)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(347,516)	(609,857)
Net loss attributable to non-controlling interests	(124,051)	91,533	(18,220)
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(21,146,967)	(22,657,692)	(15,570,678)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,700,203,886	2,054,614,522	2,272,635,997
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(12.44)	(11.03)	(6.85)

Schedule of weighted average numbers of ordinary shares outstanding

	For the Year Ended December 31,
	2023	2024	2025
Restricted shares	—	—	10,991,676
Outstanding weighted average options granted	43,876,236	27,077,944	22,357,327
Convertible notes	57,008,080	110,731,276	103,785,760
Total	100,884,316	137,809,220	137,134,763